SUPPLEMENT DATED JANUARY 13, 2006

TO

PROSPECTUS DATED MAY 2, 2005

FOR

SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

  Effective February 6, 2006, Scudder VIT Funds will be DWS Investments VIT Funds and Scudder VIT Small Cap Index Fund will change its name to DWS Small Cap Index VIP.

  Effective May 1, 2006, policies issued on or after May 1, 2006 may not direct premium payments or transfers to the J.P. Morgan Small Company Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.